Consolidated Statement of Operations (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Stock-based compensation	$ 2,259,180	$ 4,397,478
Amortization of finance cost	725,287	0
Consulting Fees [Member]
Stock-based compensation	669,956	2,831,232
Officers and Directors [Member]
Stock-based compensation	$ 1,589,224	$ 1,587,060